Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-11-30	12 Months Ended
Mar. 31, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Nov. 30, 2023
Erroneous Compensation Analysis [Text Block]	We have adopted a compensation recovery policy, which was effective November 30, 2023, that is compliant with the Nasdaq Listing Rules, as required by the Dodd-Frank Act. A copy of our Clawback Policy was filed as an exhibit to our Form 10-K for the year ended March 31, 2024.